UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: April 31,2000
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samuel James Limited
Address:      32 West Pennsylvania Avenue
         2nd floor
         Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

    GABRIEL J. POGGI    Towson, MD     May 2, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $268,314(in 1000's)


List of Other Included Managers:  NONE





FORM 13F INFORMATION TABLE













 COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8










 Name of Issuer
Title of Class
CUSIP
Value
(x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers




















Amer. Express
COM
25816109
5613
37,690
Sole
None
37,690

Schwab (Charles) Corp
COM
808513105
52584
925,567
Sole
None
925,567

Cisco Sys Inc
COM
17275R102
4940
63,900
Sole
None
63,900

Disney Walt Co
COM
254687106
7196
174,456
Sole
None
174,456

Earthshell Corp
COM
27032B100
2201
533547
Sole
None
533,547

E-Tek Dynamics INC
COM
269240107
3529
15000
Sole
None
15,000

Fed Home Loan Mtg
COM
313400301
4028
91,160
Sole
None
91,160

General Elec Co
COM
369604103
9213
59,200
Sole
None
59,200

Global Crossing
COM
G3921A100
3275
80,000
Sole
None
80,000

Intel Corp
COM
458140100
43925
332,926
Sole
None
332,926

JDS Uniphase
COM
46612J101
24115
200,024
Sole
None
200,024

MCI Worldcom
COM
55268B106
6680
147,420
Sole
None
147,420

Merck & Co
COM
589331107
10180
163,860
Sole
None
163,860

Microsoft Corp
COM
594918104
27728
260,972
Sole
None
260,972

Pfizer Inc
COM
717081103
8578
234,625
Sole
None
234,625

Qualcomm Inc
COM
747525103
2837
19000
Sole
None
19,000

Sprint Corp.
COM
852061100
9696
153298
Sole
None
153,298

Texas Instrs INC
COM
882508104
1200
7500
Sole
None
7,500

Weyerhaeuser Co
COM
962166104
40823
716,188
Sole
None
716,188

